Stockholders' Equity	6 Months Ended	12 Months Ended
	Feb. 28, 2018	Aug. 31, 2017
Equity [Abstract]
Stockholders' Equity

NOTE 6 - STOCKHOLDERS’ EQUITY

Pursuant to the September 15, 2016 change in control agreement (see Note 1), a representative of UBI paid into an attorney trust account $150,000 on September 14, 2016 and $67,500 on October 11, 2016, for a total of $217,500. The $217,500 consisted of $200,000 for the newly issued shares of Class A, Class B Voting, and Class C Common Stock and $17,500 for the payment of specific expenses.

Starting in December 2016, the Company engaged the services of a total of 45 employees and non-employees to perform certain marketing, research and development and investor relations services. The related agreements, which were executed in March 2017, provide for the contractors to work for the Company for terms ranging from September 2016 to January 1, 2017 to December 31, 2017 for compensation including the issuance of a total of 8,400,000 shares of Class C common stock (which occurred April 3, 2017). Of the 8,400,000 shares, 5,000,000 shares were issued to Star Bright International Investment Enterprises, 100,000 shares were issued to the Company’s chief financial officer and 500,000 shares were issued to an independent Director of the Company.

The $1,680,000 estimated fair value of the 8,400,000 shares of Class C common stock (using a price of $0.20 per share) was recorded as prepaid expenses and was expensed evenly over the year ended December 31, 2017 (see Note 5). For the six months ended February 28, 2018, we recognized stock-based salaries expense of $96,668 and recognized stock-based consulting fees expense of $463,332 from these agreements.

On May 1, 2017, the Company issued 500,000 restricted shares of Class A common stock to a consultant pursuant to a Consulting Agreement dated April 28, 2017 with a service term of two years expiring April 30, 2019. The $1,480,000 estimated fair value of the 500,000 shares of Class A common stock (using a price of $2.96 per share based on a $3.95 closing trading price on April 28, 2017 less a 25% restricted stock discount) was recorded as a prepaid expense and is being expensed evenly over the 2-year service period expiring April 30, 2019. For the six months ended February 28, 2018, we recognized stock-based consulting fees expense of $370,002 from this agreement.

On August 29, 2017, upon the regulatory approval of the transfer of Nova’s Hong Kong business license to the Company, the Company acquired 100% ownership of Nova in exchange for the Company’s issuance of a total of 25,000,000 shares of Class C common stock to the 130 owners of Nova.

On October 2, 2017, the Company issued a total of 82,000 restricted shares of Class A common stock to 4 individuals associated with the Company’s law firm for legal services rendered. The $335,872 estimated fair value of the 82,000 shares of Class A common stock (using a price of $4.10 per share based on a $5.12 closing trading price on October 2, 2017 less a 20% restricted stock discount) was expensed in the three months ended November 30, 2017.

On December 26, 2017, the Company’s Board of Directors approved a 3 for 1 common stock dividend of the Company’s issued and outstanding Class A and Class B common stock. On January 2, 2018, the Company was advised by FINRA to resubmit its request as a forward stock split instead of a stock dividend.

On January 4, 2018, the Company’s Board of Directors approved a 4 for 1 forward stock split for holders of record on January 10, 2018 of the Company’s issued and outstanding shares of Class A and Class B common stock. For each share of Class A common stock held, stockholders were to receive an additional 3 shares of Class A common stock, For each share of Class B common stock held, stockholders were to receive an additional 3 shares of Class B common stock. On January 18, 2018, the Company’s Board of Directors decided to cancel the proposed 4-for-1 forward stock split.

On January 5, 2018, the Securities and Exchange Commission announced the temporary suspension of trading in the Company’s securities from January 8, 2018 to January 22, 2018 because of (i) questions regarding the accuracy of assertions, since at least September 2017, by the Company in filings with the Commission regarding the Company’s business operations; and (ii) concerns about recent, unusual and unexplained market activity in the Company’s Class A common stock since at least November 2017.

NOTE 6 - STOCKHOLDERS’ EQUITY

Pursuant to the September 15, 2016 change in control agreement (see Note 1), a representative of UBI paid into an attorney trust account $150,000 on September 14, 2016 and $67,500 on October 11, 2016, for a total of $217,500. The $217,500 consisted of $200,000 for the newly issued shares of Class A, Class B Voting, and Class C Common Stock and $17,500 for the payment of specific expenses.

Starting in December 2016, the Company engaged the services of a total of 45 employees and non-employees to perform certain marketing, research and development and investor relations services. The related agreements, which were executed in March 2017, provide for the contractors to work for the Company for terms ranging from September 2016 to January 1, 2017 to December 31, 2017 for compensation including the issuance of a total of 8,400,000 shares of Class C common stock (which occurred April 3, 2017). Of the 8,400,000 shares, 5,000,000 shares were issued to Star Bright International Investment Enterprises, 100,000 shares were issued to the Company’s chief financial officer and 500,000 shares were issued to an independent Director of the Company.

The $1,680,000 estimated fair value of the 8,400,000 shares of Class C common stock (using a price of $0.20 per share) was recorded as prepaid expenses and is being expensed evenly over the year ended December 31, 2017 (see Note 4). For the three and the year ended August 31, 2017, we recognized stock-based salaries expense of $212,619 and $582,889, respectively, and recognized stock-based consulting fees expe3nse of $494,787 and $1,160,621, respectively, from these agreements.

On May 1, 2017, the Company issued 500,000 restricted shares of Class A common stock to a consultant pursuant to a Consulting Agreement dated April 28, 2017 with a service term of two years expiring April 30, 2019. The $1,480,000 estimated fair value of the 500,000 shares of Class A common stock (using a price of $2.96 per share based on a $3.95 closing trading price on April 28, 2017 less a 25% restricted stock discount) was recorded as a prepaid expense and is being expensed evenly over the 2-year service period expiring April 30, 2019. For the three and the year ended August 31, 2017, we recognized stock-based consulting fees expense of $61,667 and $123,334 respectively, from this agreement.

On August 29, 2017, upon the regulatory approval of the transfer of Nova’s Hong Kong business license to the Company, the Company acquired 100% ownership of Nova in exchange for the Company’s issuance of a total of 25,000,000 shares of Class C common stock to the 130 owners of Nova.